Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents
16.	Cash and cash equivalents
Long-term bank deposits
Short-term bank deposits
Restricted cash

	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2021 US$’000
Non-current
Long-term bank deposits (i)	140,000	110,000	17,399

Current
Cash and cash equivalents	5,877,647	4,788,219	757,366
Short-term bank deposits (ii)	258,756	357,335	56,521
Restricted cash	171,135	76,001	12,021

	6,307,538	5,221,555	825,908

Cash and bank balances	6,447,538	5,331,555	843,307

Note:

(i)
In 202
1
, YMMC has placed new three-year time deposits of RMB 20.0 million (US$ 3.2 million) (2020: RMB 90.0 million) at annual interest rate of 3.85% (2020:
range from 3.85% to 3.99%) with certain banks. These long-term deposits are not considered to be cash equivalents.

As at December 31, 2021, the three-year time deposits placed in 2019 has remaining maturity period of less than 12 months. Accordingly, this has been classified as short-term bank deposits in 2021.
(ii)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2021 for the Group ranged from 0.30% to 1.65% (2020: 0.23% to 2.25%). These short-term bank deposits are not considered as cash equivalents.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group, and earn interests at the respective short-term deposit rates. The interest rate of the bank deposits (excluding long-term and short-term bank deposits) as of December 31, 2021 for the Group ranged from 0.13% to 1.55% (2020: 0.10% to 1.55%).
As at December 31, 2021, there is fixed deposits of RMB 140.3 million (US$ 22.2 million) held with a related party (2020: RMB

130.8 million).
As of December 31, 2021, the Group’s restricted cash of RMB 76.0 million (US$ 12.0 million) (2020: RMB 171.1 million) was used as collateral by the banks for the issuance of bills to suppliers.
As of December 31, 2020 and 2021, the Group had RMB 491.9 million and RMB 474.2 million (US$

75.0 million) respectively, of undrawn borrowing facilities in respect of which all conditions precedent had been met. The commitment fees incurred for 2019, 2020 and 2021 were RMB 0.2 million, less than RMB 0.1 million and RMB Nil (US$ Nil) respectively.
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	5,466,288	4,218,131	667,194
Short-term bank deposits (i)	411,359	570,088	90,172

Cash and cash equivalents	5,877,647	4,788,219	757,366

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.